Segmented information (Narrative 2) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers [line items]
Revenue	$ 1,868,003,000	$ 1,474,984,000
Major customer(s) of Cameco's uranium and fuel services segments [member]
Disclosure of major customers [line items]
Revenue	$ 227,846,000	$ 166,068,000
Percentage of entity's revenue	12.00%	11.00%
Information about major customers	As customers are relatively few in number, accounts receivable from any individual customer may periodically exceed 10% of accounts receivable depending on delivery schedule.